INCOME TAXES	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company did not have any deferred tax assets or liabilities at December 31, 2020 and 2019.

The provision for income taxes consists of the following:

	Year Ended December 31,
	2020	2019
Federal:
Current	$244,493	$556,964
Deferred	—	(1,764)

State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$244,493	$555,200

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management determined that a valuation allowance was not required for the years ended December 31, 2020 and 2019.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31, 2020
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
True-ups	(6.9)%	(1.2)%
Change in fair value of warrant liability	(8.8)%	(58.8)%
Business Combination expenses	0.0%	69.4%
Income tax provision	5.3%	(108.4)%

For the year ended December 31, 2020, the effective tax rate differs from the statutory tax rate primarily due to the reversal of previously recorded permanent differences for transactional expenses incurred in connection with the now terminated GTWY Holdings acquisition, as well as permanent differences attributable to the change in the fair value of the warrants. For the year ended December 31, 2019, the effective tax rate differs from the statutory tax rate due to the permanent differences recorded for transactional expenses incurred with the GTWY Holdings acquisition.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 and 2019 remain open and subject to examination. The Company considers New York to be a significant state tax jurisdiction.

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
INCOME TAXES

NOTE 10 - INCOME TAXES

As of December 31, 2020, the Company had net operating loss carry forwards that may be available to reduce future years’ taxable income.

Income (loss) before provision for income taxes consisted of the following:

	Year ending December 31,
	2020	2019
United States	$(159,275)	$(10,100,680)

The federal and state income tax provision (benefit), included in general and administrative expenses in the consolidated statements of operations, is summarized as follows:

	Year ending December 31,
	2020	2019
Current state provision	$1,600	$1,600

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The Company’s deferred tax assets were comprised of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss tax carryforwards	$23,332,247	$22,826,050
Tax credits	2,663,350	2,547,986
Fixed assets and intangibles	63,047	79,453
Other	20,248	200,261
Stock-based compensation	1,798,263	2,316,380
Total deferred tax assets	27,877,155	27,970,130
Deferred tax liabilities:
Convertible notes: embedded derivatives	(81,603)	-
Valuation allowance	(27,795,552)	(27,970,130)
Net deferred tax assets	$-	$-

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a full valuation allowance. Further, an uncertain tax position exists insofar as some portion of qualified research and development expenses could be disallowed under tax audits. As a result, the Company applies a 25% reserve on all research and development credits generated.

The valuation allowance decreased by $0.2 million and increased by $2.6 million during the years ended December 31, 2020 and 2019, respectively.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company’s ability to utilize its net operating losses may be limited under Section 382 and 383 of the Internal Revenue Code. The limitations apply if an ownership change, as defined by Section 382, occurs. Generally, an ownership change occurs when certain shareholders increase their aggregate ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). Although the Company not undergone a Section 382 analysis, it is possible that the utilization of the net operating losses, could be substantially limited. Additionally, U.S. tax laws limit the time during which these carryforwards may be utilized against future taxes. As a result, the Company may not be able to take full advantage of these carryforwards for federal and state tax purposes. Future changes in stock ownership may also trigger an ownership change and, consequently, a Section 382 limitation.

Net operating losses and tax credit carryforwards as of December 31, 2020 are as follows:

	Amount	Expiration years
Net operating losses, federal (Post December 31, 2017)	$4,220,846	Indefinite
Net operating losses, federal (Pre January 1, 2018)	84,007,935	2024-2037
Net operating losses, state	68,792,637	2028-2040
Tax credits, federal	2,344,011	2028-2040
Tax credits, state	1,528,444	Indefinite

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ending December 31,
	2020	2019
Statutory rate	21.0%	21.0%
State tax	-30.7%	6.4%
Stock based compensation	0.0%	-0.1%
Change in valuation allowance	17.0%	-27.3%
Other permanent items	-0.3%	0.0%
Nondeductible interest expense	-7.0%	0.0%
Total	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities. The Company is not currently under audit by the Internal Revenue Service or other similar state and local authorities. All tax years remain open to examination by major taxing jurisdictions to which the Company is subject.

On December 22, 2017, the 2017 Tax Cut and Jobs Act (the Act) was enacted into law and the new legislation contains several key tax provisions, including a one-time mandatory transition tax on accumulated foreign earnings and a reduction of the corporate income tax rate to 21% effective January 1, 2018, among others. The Company was required to recognize the effect of the tax law changes in the period of enactment, such as determining the estimated transition tax, re-measuring our U.S. deferred tax assets and liabilities at a 21% rate as well as reassessing the net realizability of our deferred tax assets and liabilities. The one-time transition tax does not generate a tax liability as the deemed distribution is offset by current year taxable losses. The amount related to the re-measurement of the deferred tax balance was a reduction of approximately $9.8 million. Due to the corresponding valuation allowance fully offsetting deferred taxes, there was no impact on the consolidated statement of operations.